SCHEDULE OF CONTRACT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue from Contract with Customer [Abstract]
Balance at the beginning of the period		¥ 285,936	¥ 177,376	¥ 121,748
Revenue recognized that was included in the contract liabilities balance at the beginning of the year		(96,082)	(74,907)	(81,807)
Increase due to cash received, excluding amount recognized as revenue during the year		169,947	183,467	137,435
Balance at the end of the period	$ 52,166	¥ 359,801	¥ 285,936	¥ 177,376